S000010024 [Member] Annual Fund Operating Expenses - The Kansas Tax-Free Intermediate Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	0.70%

[1]	Commerce Investment Advisors, Inc. (“Commerce” or the “Adviser”) has contractually agreed to waive all or a portion of its investment advisory fees and/or reimburse expenses, excluding any acquired fund fees and expenses as calculated pursuant to Form N-1A, in amounts necessary so that after such waivers and/or reimbursements, the maximum Total Annual Fund Operating Expenses during the current fiscal year do not exceed 0.70% of the Fund’s average daily net assets through March 1, 2027. After this date, the Adviser or the Fund may terminate the contractual arrangement.